UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2025

Formidable ETF and Formidable Fortress ETF (the “Formidable ETFs”)

ITEM 1.(a).  Reports to Stockholders.

Formidable ETF Tailored Shareholder Report

annual Shareholder Report March 31, 2025 Formidable ETF Ticker: FORH (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at formidablefunds.com/forh. You can also request this information by contacting us at (833) 600-5704.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$113	1.19%

How did the Fund perform?

For the period of April 1, 2024, to March 31, 2025, the Formidable ETF (the “Fund”) returned -10.13%. In comparison, the S&P 500® Index (the “Index”) returned 8.25% during this period.

What key factors affected the Fund’s performance?

The Fund trailed the Index during the period due to both sector allocation and security selection. It is important to note that the Index reflects generally larger cap U.S. stocks, whereas the Fund has a meaningful allocation to smaller and medium companies, which have trailed larger cap stocks in terms of overall performance by a wide margin. In addition, the Index has over 31% allocated to a single sector (Information Technology), where several of the so-called Magnificent Seven stocks reside - these megacap names continued as market leaders during much of the reporting period.

While the Fund had minimal exposure to one of these names, its weighting was significantly lower than that of the Index, given the Fund’s approach to diversification. Stock selection was net negative, with strong security selection in Energy, Materials, and Consumer Staples offset by weaker security selection in Financials, Industrials, Health Care, and Utilities. The Fund’s hedging strategy was also a significant detractor as markets moved higher throughout the period.

In December 2024, the Formidable ETF was recategorized as Global Small/Mid Cap by Morningstar. Management decided to methodically rebuild the Fund’s portfolio in order to better match the new categorization. This resulted in a turnaround Q1 2025 return of 0.78% for the Fund, while the Index returned -4.3% during the same 3-month period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Formidable ETF - $9,238
S&P 500® Index - $14,142
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
4/29/2021*
3/31/2022
3/31/2023
3/31/2024
3/31/2025

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception (4/29/2021)
Formidable ETF	-10.13%	-2.00%
S&P 500 Index®	8.25%	9.24%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit https://formidablefunds.com/forh/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Formidable ETF Tailored Shareholder Report

Sector Breakdown

Debt Securities
16.85%
Energy
13.80%
Health Care
12.15%
Industrials
10.11%
Materials
8.96%
Financials
8.23%
Information Technology
7.76%
Consumer Discretionary
6.16%
Communication Services
4.80%
Utilities
3.92%
Consumer Staples
3.72%
Real Estate
2.36%

Top Ten Holdings
US Treasury Bill 8/15/2025	6.32%
Acacia Research Corp.	6.29%
US Treasury Bill 4/10/2025	6.20%
Corcept Therapeutics, Inc.	4.53%
Flux Power Holdings, Inc.	4.43%
US Treasury Bill 4/3/2025	4.33%
Royalty Pharma Plc	4.24%
Alliance Resource Partners LP	3.81%
Nomad Foods Ltd.	3.72%
Wheaton Precious Metals Corp.	2.91%

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$19,687,847
Number of Holdings	57
Total Advisory Fee Paid	$280,714
Portfolio Turnover Rate	60.62%

For additional information about the Fund, including its summary prospectus, prospectus, financial information, holdings and proxy information, visit formidablefunds.com/forh.

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

Formidable Fortress ETF Tailored Shareholder Report

annual Shareholder Report March 31, 2025 Formidable Fortress ETF Ticker: KONG (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at formidablefunds.com/kong. You can also request this information by contacting us at (833) 600-5704.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$90	0.89%

How did the Fund perform?

For the period of April 1, 2024, to March 31, 2025, the Formidable Fortress ETF (the “Fund”) returned 3.31%. In comparison, the S&P 500® Index (the “Index”) returned 8.25% during this period.

What key factors affected the Fund’s performance?

While the absolute return for the Fund was solid, it trailed the Index during the period due primarily to its sector weight allocation. The Index has over 31% in a single sector (Information Technology) while the Fund maintained a smaller weight of 21.55%. This sector is where several of the so-called Magnificent Seven stocks reside, and these megacap names were market leaders during a large part of the period. While the Fund has exposure to several of these names, their total weights are significantly lower than that of the Index, given the Fund’s approach to diversification.

Stock selection was generally neutral, with strong security selection in Energy offset by weaker security selection in Health Care, Information Technology, and Consumer Staples. The Fund’s hedging strategy slightly detracted from the Fund's performance as markets moved higher throughout the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Formidable Fortress ETF - $11,580
S&P 500® Index - $13,619
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
7/21/2021*
3/31/2022
3/31/2023
3/31/2024
3/31/2025

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception (7/21/2021)
Formidable Fortress ETF	3.31%	4.05%
S&P 500 Index®	8.25%	8.72%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit https://formidablefunds.com/kong/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Formidable Fortress ETF Tailored Shareholder Report

Sector Breakdown

INFORMATION TECHNOLOGY
21.55%
FINANCIALS
15.43%
HEALTH CARE
14.48%
INDUSTRIALS
13.59%
COMMUNICATION SERVICES
6.18%
REAL ESTATE
6.06%
ENERGY
6.01%
CONSUMER STAPLES
4.99%
CONSUMER DISCRETIONARY
4.48%
MATERIALS
2.90%

Top Ten Holdings
Interactive Brokers Group, Inc.	3.48%
Amdocs Ltd.	3.37%
S&P 500 Global, Inc.	3.35%
Gaming and Leisure Properties, Inc.	3.30%
Snap-on, Inc.	3.23%
Chemed Corp.	3.22%
Meta Platforms, Inc.	3.20%
Fastenal Co.	3.19%
Jack Henry & Associates, Inc.	3.19%
Johnson & Johnson	3.18%

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$21,978,334
Number of Holdings	48
Total Advisory Fee Paid	$214,138
Portfolio Turnover Rate	38.44%

For additional information about the Fund, including its summary prospectus, prospectus, financial information, holdings and proxy information, visit formidablefunds.com/kong.

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,800 for 2025 and $30,800 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,600 for 2025 and $3,600 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Year Ended March 31, 2025

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETF

Schedule of InvestmentsMarch 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

		Shares	Value
81.97%	COMMON STOCKS

4.80%	COMMUNICATION SERVICES
	Corporacion America Airports SA ADR(A)	20,620	$377,346
	Lithium Argentina AG ADR(A)	140,399	300,454
	Pinterest, Inc.(A)(B)	8,637	267,747
			945,547

6.16%	CONSUMER DISCRETIONARY
	ADT, Inc.	54,116	440,504
	Aptiv plc ADR(A)	6,481	385,620
	Pearson plc ADR	24,197	387,394
			1,213,518

3.72%	CONSUMER STAPLES
	Nomad Foods Ltd. ADR	37,311	733,161

13.80%	ENERGY
	Alliance Resource Partners LP	27,473	749,463
	Baytex Energy Corp. ADR(B)	137,718	307,111
	Cameco Corporation ADR	6,882	283,263
	Hess Corp.	2,849	455,071
	Plains GP Holdings LP	21,434	457,830
	Sitio Royalties Corp., Class A	23,338	463,726
			2,716,464

8.23%	FINANCIALS
	Acacia Research Corp.(A)	386,784	1,237,709
	Patria Investments Ltd. ADR	33,795	381,546
			1,619,255

12.15%	HEALTH CARE
	Corcept Therapeutics, Inc.(A)(B)	7,807	891,716
	CytomX Therapeutics, Inc.(A)	353,840	224,971
	Hologic, Inc.(A)	5,425	335,102
	Royalty Pharma Plc ADR(B)	26,838	835,467
	Viking Therapeutics, Inc.(A)	4,376	105,680
			2,392,936

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

		Shares	Value
10.11%	INDUSTRIALS
	Flux Power Holdings, Inc.(A)	506,736	$871,586
	Generac Holdings, Inc.(A)(B)	2,525	319,791
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,481	405,527
	Science Applications International Corp.	3,502	393,170
			1,990,074

7.76%	INFORMATION TECHNOLOGY
	Clear Secure, Inc.	17,046	441,662
	Juniper Networks, Inc.	8,523	308,447
	Nice Systems Ltd. ADR(A)(B)	2,755	424,738
	Qualys, Inc.(A)	2,804	353,108
			1,527,955

8.96%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	4,005	434,182
	Kinross Gold Corp. ADR(B)	32,597	411,048
	Lithium Americas Corp. ADR(A)	127,267	344,894
	Wheaton Precious Metals Corp. ADR(B)	7,382	573,065
			1,763,189

2.36%	REAL ESTATE
	EPR Properties REIT	8,846	465,388

3.92%	UTILITIES
	Algonquin Power & Utilities Corp. ADR	73,334	376,937
	Brookfield Infrastructure Partners LP ADR	13,250	394,718
			771,655

81.97%	TOTAL COMMON STOCKS		16,139,142
	(Cost: $19,203,658)

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

		Principal	Value
16.85%	SHORT TERM INVESTMENTS

16.85%	DEBT SECURITIES
	US Treasury Bill 04/03/2025 0.028%(C)	$852,000	$851,800
	US Treasury Bill 04/10/2025 0.039%(C)	1,221,000	1,219,710
	US Treasury Bill 08/14/2025 0.042%(C)	1,264,000	1,244,419

16.85%	TOTAL SHORT TERM INVESTMENTS		3,315,929
	(Cost: $3,315,553)

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

0.28%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.28%	PUT OPTIONS
	iShares iBoxx $ High Yield Corporate Bond ETF	1,000	$7,889,000	$74.00	04/17/2025	$2,000
	iShares iBoxx $ High Yield Corporate Bond ETF	500	3,944,500	75.00	04/17/2025	3,000
	iShares iBoxx $ High Yield Corporate Bond ETF	750	5,916,750	77.00	04/17/2025	11,250
	iShares Russell 2000 ETF(B)	25	498,725	185.00	04/17/2025	1,850
	iShares Russell 2000 ETF(B)	50	997,450	188.00	04/17/2025	6,050
	iShares Russell 2000 ETF(B)	50	997,450	190.00	04/17/2025	7,750
	iShares Russell 2000 ETF(B)	100	1,994,900	193.00	04/17/2025	22,300
	Energy Select Sector SPDR Fund(B)	200	1,869,000	82.00	04/17/2025	1,400

0.28%	TOTAL OPTIONS PURCHASED					55,600
	(Cost: $55,718)

99.10%	TOTAL INVESTMENTS					19,510,671
	(Cost: $22,574,929)
0.90%	Other assets, net of liabilities					177,176
100.00%	NET ASSETS					$19,687,847

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of purchase.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

FORMIDABLE ETF

Schedule of Options WrittenMarch 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

(0.61%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.55%)	CALL OPTIONS
	Baytex Energy Corp.	300	$(1,785,000)	$2.50	05/16/2025	$(1,800)
	Corcept Therapeutics, Inc.	25	(20,350)	75.00	04/17/2025	(100,000)
	Generac Holdings, Inc.	8	(24,800)	150.00	04/17/2025	(80)
	Kinross Gold Corp.	100	(22,300)	13.00	04/04/2025	(1,100)
	Nice Systems Ltd.	8	(23,832)	175.00	04/17/2025	(272)
	Pinterest, Inc.	25	(399,325)	36.00	04/11/2025	(100)
	Royalty Pharma Plc	90	(101,610)	37.50	04/17/2025	(675)
	Wheaton Precious Metals Corp.	20	(216,820)	77.00	04/04/2025	(3,300)
	TOTAL CALL OPTIONS					(107,327)
	(Premiums Received: $7,456)

(0.06%)	PUT OPTIONS
	iShares Russell 2000 ETF	50	(997,450)	180	04/17/2025	(2,050)
	iShares Russell 2000 ETF	100	(1,994,900)	183	04/17/2025	(5,800)
	Energy Select Sector SPDR Fund	100	(934,500)	77	04/17/2025	(5,150)
	TOTAL PUT OPTIONS					(13,000)
	(Premiums Received: $6,200)

(0.61%)	TOTAL OPTIONS WRITTEN					(120,327)
	(Premiums Received: $13,656)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsMarch 31, 2025

		Shares	Value
95.67%	COMMON STOCKS

6.18%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C(B)	4,190	$654,604
	Meta Platforms, Inc.(B)	1,222	704,312
			1,358,916

4.48%	CONSUMER DISCRETIONARY
	Gentex Corp.	18,307	426,553
	Pulte Group, Inc.(B)	5,433	558,512
			985,065

4.99%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	12,960	622,210
	Monster Beverage Corp.(A)	8,098	473,895
			1,096,105

6.01%	ENERGY
	Coterra Energy, Inc.(B)	21,879	632,303
	Texas Pacific Land Corp.	520	688,995
			1,321,298

15.43%	FINANCIALS
	Erie Indemnity Co.	1,206	505,374
	Interactive Brokers Group, Inc.	4,619	764,860
	Jack Henry & Associates, Inc.	3,835	700,271
	MarketAxess Holdings, Inc.	3,167	685,180
	S&P 500 Global, Inc.	1,447	735,221
			3,390,906

14.48%	HEALTH CARE
	Chemed Corp.	1,150	707,618
	Johnson & Johnson	4,217	699,347
	Regeneron Pharmaceuticals, Inc.	866	549,243
	United Therapeutics Corp.(A)(B)	1,953	602,051
	Vertex Pharmaceuticals(A)	1,288	624,448
			3,182,707

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2025

		Shares	Value
13.59%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,783	$544,760
	EMCOR Group, Inc.	1,033	381,828
	Fastenal Co.	9,041	701,130
	Graco, Inc.	7,781	649,791
	Snap-on, Inc.	2,108	710,417
			2,987,926

21.55%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	1,586	608,279
	Amdocs Ltd. ADR	8,088	740,052
	Cognizant Tech Solutions(B)	7,020	537,030
	F5, Inc.(A)	2,128	566,623
	Intuit, Inc.	991	608,464
	Microsoft Corp.(B)	1,431	537,183
	Nvidia Corp.	5,573	604,002
	Synopsys, Inc.(A)	1,245	533,918
			4,735,551

2.90%	MATERIALS
	Reliance, Inc.	2,205	636,694

6.06%	REAL ESTATE
	Gaming and Leisure Properties, Inc. REIT	14,254	725,529
	Public Storage REIT	2,024	605,763
			1,331,292

95.67%	TOTAL COMMON STOCKS		21,026,460
	(Cost: $19,409,776)

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS		—
	(Cost: $ -)

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2025

0.51%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.51%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	100	$5,593,900	$530.00	04/17/2025	$25,000
	SPDR S&P 500 ETF Trust	125	6,992,375	540.00	04/17/2025	50,875
	SPDR S&P 500 ETF Trust	50	2,796,950	553.00	04/17/2025	35,700

0.51%	TOTAL OPTIONS PURCHASED					111,575
	(Cost: $115,077)

96.18%	TOTAL INVESTMENTS					21,138,035
	(Cost: $19,524,853)
3.82%	Other assets, net of liabilities					840,299
100.00%	NET ASSETS					$21,978,334

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)The warrant is a Level 3 security. The security is valued at $ - (0.00% of net assets). See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE FORTRESS ETF

Schedule of Options WrittenMarch 31, 2025

(0.27%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.01%)	CALL OPTIONS
	Alphabet, Inc. Class C	10	(156,230)	$185.00	04/11/2025	$(40)
	Cognizant Tech Solutions	20	(153,000)	92.50	04/17/2025	(750)
	Coterra Energy, Inc.	70	(202,300)	30.00	04/04/2025	(560)
	Meta Platforms, Inc.	4	(230,544)	700.00	04/17/2025	(105)
	Microsoft Corp.	4	(150,156)	435.00	04/11/2025	(12)
	Pulte Group, Inc.	12	(123,360)	114.00	04/04/2025	(60)
	United Therapeutics Corp.	5	(154,135)	340.00	04/17/2025	(1,462)
	TOTAL CALL OPTIONS					(2,989)
	(Premiums Received: $6,519)

(0.26%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	100	(5,593,900)	515	04/17/2025	(12,800)
	SPDR S&P 500 ETF Trust	125	(6,992,375)	525	04/17/2025	(25,000)
	SPDR S&P 500 ETF Trust	50	(2,796,950)	538	04/17/2025	(18,750)
	TOTAL PUT OPTIONS					(56,550)
	(Premiums Received: $61,881)

(0.27%)	TOTAL OPTIONS WRITTEN					(59,539)
	(Premiums Received: $68,400)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Statements of Assets and LiabilitiesMarch 31, 2025

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value(1) (Note 1)	$19,510,671	$21,138,035
Cash	214,081	808,689
Cash held at broker	61,173	99,687
Receivable for securities sold	25,960	—
Dividends receivable	16,840	8,259
TOTAL ASSETS	19,828,725	22,054,670

LIABILITIES
Accrued advisory fees (Note 2)	20,551	16,797
Options written, at value(2) (Note 1)	120,327	59,539
TOTAL LIABILITIES	140,878	76,336
NET ASSETS	$19,687,847	$21,978,334

Net Assets Consist of:
Paid-in capital	$27,296,473	$21,036,706
Distributable earnings (accumulated deficits)	(7,608,626)	941,628
Net Assets	$19,687,847	$21,978,334

NET ASSET VALUE PER SHARE
Net Assets	$19,687,847	$21,978,334
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	925,000	775,000
Net Asset Value and Offering Price Per Share	$21.28	$28.36

(1) Identified cost of:	$22,574,929	$19,524,853
(2) Premiums received of:	$13,656	$68,400

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Statements of OperationsYear Ended March 31, 2025

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$525,255	$340,967
Interest	109,959	13,642
Total investment income	635,214	354,609

EXPENSES
Investment Advisory fees (Note 2)	280,714	214,138
Total expenses	280,714	214,138

Net investment income (loss)	354,500	140,471

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(128,118)	1,552,538
Net realized gain (loss) on options purchased	(643,681)	(136,101)
Net realized gain (loss) on options written	329,936	138,423

Total net realized gain (loss) on investments, options purchased and options written	(441,863)	1,554,860

Net change in unrealized appreciation (depreciation) of investments	(2,622,453)	(1,106,219)
Net change in unrealized appreciation (depreciation) of options purchased	79,583	115,844
Net change in unrealized appreciation (depreciation) of options written	(60,847)	(39,978)

Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(2,603,717)	(1,030,353)

Net realized and unrealized gain (loss)	(3,045,580)	524,507

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,691,080)	$664,978

(1) Net of foreign tax withheld of:	$17,637	$—

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Statements of Changes in Net Assets

	Formidable ETF		Formidable Fortress ETF
	Years ended March 31,		Years ended March 31,
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$354,500	$621,228	$140,471	$240,069
Net realized gain (loss) on investments, options purchased and options written	(441,863)	(881,006)	1,554,860	808,213
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(2,603,717)	1,102,648	(1,030,353)	1,980,359
Increase (decrease) in net assets from operations	(2,691,080)	842,870	664,978	3,028,641

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(1,103,899)	(173,071)	(186,222)
Decrease in net assets from distributions	—	(1,103,899)	(173,071)	(186,222)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	—	1,122,359	765,082	5,562,550
Cost of shares redeemed	(6,039,465)	(3,933,441)	(6,249,017)	(5,768,711)
Increase (decrease) in net assets from capital stock transactions	(6,039,465)	(2,811,082)	(5,483,935)	(206,161)

NET ASSETS
Increase (decrease) during year	(8,730,545)	(3,072,111)	(4,992,028)	2,636,258
Beginning of year	28,418,392	31,490,503	26,970,362	24,334,104

End of year	$19,687,847	$28,418,392	$21,978,334	$26,970,362

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

	Years ended March 31,			April 29, 2021(2) through March 31, 2022
	2025	2024	2023
Net asset value, beginning of period	$23.68	$23.77	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.34	0.48	0.34	0.23
Net realized and unrealized gain (loss) on investments(3)	(2.74)	0.30	(1.76)	1.00
Total from investment activities	(2.40)	0.78	(1.42)	1.23
Distributions
Net investment income	—	(0.87)	(0.87)	(0.17)
Total distributions	—	(0.87)	(0.87)	(0.17)
Net asset value, end of period	$21.28	$23.68	$23.77	$26.06

Total Return(4)	(10.13%)	3.53%	(5.39%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.19%	1.19%	1.19%	1.19%
Net investment income (loss)	1.50%	2.09%	1.42%	1.02%
Portfolio turnover rate(6)	60.62%	50.63%	59.95%	172.44%
Net assets, end of period (000’s)	$19,688	$28,418	$31,491	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years ended March 31,			July 21, 2021(2) through March 31, 2022
	2025	2024	2023
Net asset value, beginning of period	$27.66	$24.96	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.17	0.23	0.12	0.04
Net realized and unrealized gain (loss) on investments(3)	0.75	2.65	0.52	(0.57)
Total from investment activities	0.92	2.88	0.64	(0.53)
Distributions
Net investment income	(0.22)	(0.18)	(0.12)	(0.03)
Return of capital	—	—	— (4)	—
Total distributions	(0.22)	(0.18)	(0.12)	(0.03)
Net asset value, end of period	$28.36	$27.66	$24.96	$24.44

Total Return(5)	3.31%	11.59%	2.64%	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	0.58%	0.91%	0.51%	0.22%
Portfolio turnover rate(7)	38.44%	47.14%	41.20%	35.71%
Net assets, end of period (000’s)	$21,978	$26,970	$24,334	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)Less than 0.005 per share.

(5)Total return is for the period indicated and has not been annualized for periods less than one year.

(6)Ratios to average net assets have been annualized for periods less than one year.

(7)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial StatementsMarch 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF commenced operations on April 29, 2021 and the Formidable Fortress ETF commenced operations on July 21, 2021.

Each Fund’s objective is to seek to achieve long-term capital appreciation.

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Formidable Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Exchange traded options are valued at

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$16,139,142	$—	$—		$16,139,142
Short Term Investments	—	3,315,929	—		3,315,929
Options Purchased	55,600	—	—		55,600
	$16,194,742	$3,315,929	$—		$19,510,671
Liabilities
Options Written	$(120,327)	$—	$—		$(120,327)

Formidable Fortress ETF
Assets
Common Stocks	$21,026,460	$—	$—		$21,026,460
Warrants	—	—	—	*	—
Options Purchased	111,575	—	—		111,575
	$21,138,035	$—	$—		$21,138,035
Liabilities
Options Written	$(59,539)	$—	$—		$(59,539)

*The Level 3 security has zero value.

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

As of March 31, 2025, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

is not material to the financial statements, no additional Level 3 disclosures are presented. The Formidable ETF held no Level 3 securities at any time during the year ended March 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2025, such reclassifications were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributable earnings	$119,933	$(996,110)
Paid-in capital	(119,933)	996,110

The permanent difference reclassifications are attributable primarily to the tax treatment of redemptions in-kind and the tax treatment of partnership investments.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

(“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$212,800
Formidable Fortress ETF	10,000	$250	$283,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds are subject to the requirements of Rule 18f-4 of the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by each Fund on March 31, 2025.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$55,600	*
Formidable Fortress ETF	Put Options Purchased	$111,575	*

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(107,327)
Formidable ETF	Put Options Written	(13,000)
		$(120,327)**

Formidable Fortress ETF	Call Options Written	$(2,989)
Formidable Fortress ETF	Put Options Written	(56,550)
		$(59,539)**

* Statements of Assets and Liabilities location: Investments at value.

** Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended March 31, 2025 is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Put Options Purchased	$(643,681)	$79,583

Call Options Written	$242,433	$(40,657)
Put Options Written	87,503	(20,190)
	$329,936	$(60,847)
Formidable Fortress ETF
Put Options Purchased	$(136,101)	$115,844

Call Options Written	$107,424	$6,197
Put Options Written	30,999	(46,175)
	$138,423	$(39,978)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

** Statements of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

The following indicates the average monthly volume for the year:

Fund	Average notional value of:
Formidable ETF	Options purchased	$ 24,692,273
Formidable ETF	Options written	(6,146,266)
Formidable Fortress ETF	Options purchased	17,845,398
Formidable Fortress ETF	Options written	(20,293,699)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for Formidable ETF and $25,000 for Formidable Fortress ETF.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Funds’ Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the year ended March 31, 2025 were as follows:

	Purchases	Sales
Formidable ETF	$12,251,188	$13,856,170
Formidable Fortress ETF	10,189,909	8,743,341

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended March 31, 2025 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$—	$4,394,808	$250,924
Formidable Fortress ETF	728,802	5,983,557	1,000,024

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

The tax character of the distributions during the and the years ended March 31, 2025 and 2024 were as follows:

Year ended March 31, 2025
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$—	$173,071

Year ended March 31, 2024
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$1,103,899	$186,222

As of March 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$132,377	$21,247
Other accumulated losses	(3,984,424)	(665,951)
Net unrealized appreciation (depreciation) of investments	(3,756,579)	1,586,332
	$(7,608,626)	$941,628

As of March 31, 2025, Formidable ETF and Formidable Fortress ETF had outstanding straddle loss deferrals of $1,302 and $22,176, respectively. As of March 31, 2025, the Formidable ETF and Formidable Fortress ETF had capital loss carryforwards of $3,983,122 and $643,775, respectively. For Formidable ETF, $2,595,280 of the loss carryforwards are considered short term and $1,387,842 are considered long term. For Formidable Fortress ETF, $38,567 of the loss carryforwards are considered short term an $605,208 are considered long term. These loss carryforwards may be carried forward indefinitely. The Formidable Fortress ETF utilized $432,051 of capital carryforwards from the year ended March 31, 2024 to offset net realized gains from the year ended March 31, 2025.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$23,160,580	$1,772,660	$(5,529,239)	$(3,756,579)
Formidable Fortress ETF	19,560,563	3,042,682	(1,456,350)	1,586,332

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, the tax treatment of passive foreign investment companies, and the tax treatment of partnership investments.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2025

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Year ended March 31, 2025	Year ended March 31, 2024
Shares sold	—	50,000
Shares redeemed	(275,000)	(175,000)
Net increase (decrease)	(275,000)	(125,000)

Formidable Fortress ETF
	Year ended March 31, 2025	Year ended March 31, 2024
Shares sold	25,000	225,000
Shares redeemed	(225,000)	(225,000)
Net increase (decrease)	(200,000)	—

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm

FINANCIAL STATEMENTS | March 31, 2025

To the Shareholders of Formidable ETF and Formidable Fortress ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, comprising the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of March 31, 2025, the related statements of operations and of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Formidable ETF	For the year ended March 31, 2025	For the years ended March 31, 2025, and 2024	For the years ended March 31, 2025, 2024, 2023 and for the period from April 29, 2021 (commencement of operations) through March 31, 2022
Formidable Fortress ETF	For the year ended March 31, 2025	For the years ended March 31, 2025, and 2024	For the years ended March 31, 2025, 2024, 2023 and for the period from July 21, 2021 (commencement of operations) through March 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm - continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2025

FORMIDABLE ETFS

Supplemental Information (unaudited)

FINANCIAL STATEMENTS | March 31, 2025

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Funds. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Formidable Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Renewal of Investment Advisory and Sub-Advisory Agreements – Formidable ETFs

This annual report pertains only to the Formidable ETF and the Formidable Fortress ETF; however, the disclosure below pertains to those funds and the Formidable Dividend and Income ETF, a fund that has not commenced operations. Once the Formidable Dividend and Income ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and is applicable to that fund.

At a meeting held on December 17-18, 2024 (the “Meeting”), the Board considered the approval of the continuation of the Investment Advisory Agreement (the “Formidable Advisory Agreement”) between the Trust and Formidable Asset Management, LLC (“Formidable”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Formidable and Tidal Investments LLC (“Tidal”), each with respect to the Formidable ETF, Formidable Fortress ETF, and Formidable Dividend and Income ETF (“Formidable ETFs”). The Board discussed the arrangements between Formidable and the Trust and Formidable and Tidal with respect to the Formidable ETFs. The Board reflected on its discussions with the representatives from Formidable and Tidal earlier in the Meeting regarding the manner in which the Formidable ETFs were managed and the roles and responsibilities of Formidable and Tidal under the Formidable Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Formidable Advisory Agreements”).

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Formidable Advisory Agreements and the responses of Formidable and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Formidable and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Formidable and Tidal, an expense comparison analysis for the Formidable ETFs and comparable mutual funds and ETFs, and the Formidable Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Formidable Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Formidable and Tidal; (ii) the investment performance of the Formidable ETFs and Formidable; (iii) the costs of the services to be provided and profits to be realized by Formidable and Tidal from the relationship with the Formidable ETFs; (iv) the extent to which economies of scale would be realized if the Formidable ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting, as well as prior presentations by Formidable, Tidal, and Trust management at other meetings of the Board during the year. The Board requested or was provided with information and reports relevant to the approval of the Formidable Advisory Agreements, including: (i) information regarding the services and support to be provided by Formidable and Tidal to the Formidable ETFs and their shareholders; (ii) presentations by management of Formidable and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Formidable ETFs; (iii) information pertaining to the compliance structures of Formidable and Tidal; (iv) disclosure information contained in the Formidable ETFs’ registration statement and Formidable’s and Tidal’s Form ADV and/or the policies and procedures of Formidable and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Formidable Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

FINANCIAL STATEMENTS | March 31, 2025

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Formidable and Tidal, including financial information, information on personnel and the services to be provided by Formidable and Tidal to the Formidable ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Formidable ETFs and comparative expense and performance information for other ETFs with strategies similar to the Formidable ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Formidable ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Formidable and Tidal from their relationship with the Formidable ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Formidable Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Formidable Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Formidable and Tidal.

In this regard, the Board considered the responsibilities of Formidable and Tidal under their respective Formidable Advisory Agreements. The Board reviewed the services to be provided by each of Formidable and Tidal to the Formidable ETFs, including, without limitation, Formidable’s process for formulating investment recommendations and the processes of both Formidable and Tidal for assuring compliance with the Formidable ETFs’ investment objectives and limitations; processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Formidable for the Formidable ETFs among the service providers, and the anticipated efforts of Formidable to promote the Formidable ETFs and grow their assets. The Board considered the staffing, personnel, and methods of operating of Formidable and Tidal; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Formidable in supervising Tidal as a sub-adviser to the Formidable ETFs and the relationship between Formidable and Tidal. After reviewing the foregoing and further information from Formidable and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by Formidable and Tidal was satisfactory and adequate for the Formidable ETFs.

FINANCIAL STATEMENTS | March 31, 2025

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

The investment performance of the Formidable ETFs and Formidable.

The Board reviewed the Formidable ETFs’ performance. In considering the investment performance of the Formidable ETFs, the Trustees compared the performance of the Formidable ETF and the Formidable Fortress ETF with the performance of their benchmark index, the Russell Mid Cap TR Index, a custom category from their Morningstar category, Mid-Cap Blend Funds (“Category”), and a peer group selected from their Category (“Peer Group”). The Trustees noted that the Formidable ETF underperformed the Russell Mid Cap TR Index, and the median of its Category and Peer Group for the one- and three-year periods ended October 31, 2024. The Board noted the Formidable Fortress ETF underperformed the Russell Mid Cap TR Index, the median of its Category and the median of its Peer Group for the one-year period ended October 31, 2024, but outperformed the Russell Mid Cap TR Index, and the median of its Category and Peer Group for the three-year period ended October 31, 2024. The Board noted that the Formidable Dividend and Income ETF had not yet commenced investment operations and did not have a performance record.

After a detailed discussion of the Formidable ETFs’ performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Formidable ETFs was satisfactory in light of the overall strategies of the Formidable ETFs, but it noted that it would continue to monitor the Formidable ETF’s performance.

The costs of services to be provided and profits to be realized by Formidable and Tidal from the relationship with the Formidable ETFs.

In this regard, the Board considered the financial condition of Formidable and the level of commitment to the Formidable ETFs by Formidable. The Board also considered the fees and expenses of the Formidable ETFs, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Formidable and Tidal. The Trustees considered the unitary fee structure. The Trustees noted that the net expense ratio and advisory fee for each of the Formidable ETFs was higher than the median of their Categories and Peer Group. The Board also considered Formidable’s representation that the funds included in the Categories and Peer Groups do not employ an options strategy, such as tail hedging and covered call writing, similar to that employed by Formidable with respect to the Formidable ETFs. The Board considered that the advisory fees to be charged to the Formidable ETFs were lower than the fees charged to Formidable’s separate accounts or institutional accounts that utilize similar strategies. The Board also

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

FINANCIAL STATEMENTS | March 31, 2025

considered that Tidal represented that its fees for sub-advising the Formidable ETFs were consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability of Formidable and Tidal and the fees to be paid to Formidable (who in turn would pay Tidal) were within an acceptable range in light of the services to be rendered by Formidable and Tidal.

The extent to which economies of scale would be realized as the Formidable ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Formidable ETFs’ investors.

The Board noted that as the assets in the Formidable ETFs grow, shareholders will benefit from economies of scale given the breakpoints included in the management fees for each Formidable ETF. The Trustees further noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Formidable ETFs; the basis of decisions to buy or sell securities for the Formidable ETFs; the substance and administration of the Code of Ethics and other relevant policies of Formidable and Tidal. The Board noted that Formidable and Tidal each represented that it had not and does not anticipate utilizing soft dollars or commission recapture with regard to the Formidable ETFs. The Board also considered potential benefits for Formidable and Tidal in managing the Formidable ETFs. Following further consideration and discussion, the Board indicated that the standards and practices of Formidable and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Formidable and Tidal from managing the Formidable ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Formidable Advisory Agreement and the Sub-Advisory Agreement were fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Formidable Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2025

* Print the name and title of each signing officer under his or her signature.